As filed with the Securities and Exchange Commission on 9/8/2003




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-08273



                        BUILDERS FIXED INCOME FUND, INC.
               (Exact name of registrant as specified in charter)



                   218 HENRY ROAD, MANCHESTER, MISSOURI 63011
               (Address of principal executive offices) (Zip code)


                                 JOHN W. STEWART
                                 218 HENRY ROAD
                              MANCHESTER, MO 63011
                     (Name and address of agent for service)



                                 (636) 207-0160
               Registrant's telephone number, including area code



Date of fiscal year end: DECEMBER 31, 2003
                         -----------------



Date of reporting period: JUNE 30, 2003

ITEM 1. REPORT TO STOCKHOLDERS.


                        BUILDERS FIXED INCOME FUND, INC.


                       SEMI-ANNUAL REPORT TO SHAREHOLDERS



                                  JUNE 30, 2003




THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE BUILDERS FIXED INCOME FUND, INC. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

August 25, 2003

Dear Shareholder,

As Chairman of Builders Fixed Income Fund, Inc., I would like to express my sincere appreciation for your participation in the Fund. It is a privilege to serve the needs of our investors by seeking to provide quality fixed income investment services. Through its ProLoan program, the Fund also promotes employment opportunities for organized building trade members by working with mortgage lenders to provide loans to buyers of newly constructed homes. This semi-annual report contains the Fund's financial statements for the six-month period ended June 30, 2003.

The Fund has been delivering quality core fixed income management services to its investors since its inception in October 1997. Capital Mortgage Management, Inc., the Fund's manager, actively manages the ProLoan program by coordinating the organization and securitization of home mortgages resulting in the hands-on approach needed to have an impact in our targeted mortgage markets. The Fund's investment subadviser, Principal Global Investors, LLC, manages the Fund's fixed income investment portfolio and works closely with Capital Mortgage Management to control the Fund's ProLoan mortgage pipeline. Principal seeks to achieve the best investment returns possible. Principal has a staff of 70 professional portfolio managers, research analysts and traders working on all aspects of the fixed income market. Principal's skills in fixed income investment management and mortgage-backed securities provide the resources needed to effectively manage the Fund's assets. The Fund's performance for the first six months of 2003 was 3.36% before fees and expenses and 3.07% after deducting fees and expenses. Principal has advised us that it will continue to maximize opportunities for the Fund in the fixed income markets.

The Fund experienced an increase in net assets for the first half of the year from $240,943,849 on December 31, 2002 to $259,158,100 on June 30, 2003. The
increase is due to the reinvestment of dividends by the Fund's existing shareholders in the amount of $5,428,055 and new investments in Fund in the amount of $12,378,004, compared to shareholder redemptions during the period of $1,551,864. We have spent our time developing relationships with potential new investors, and we achieved success with a new investment in the Fund in April 2003. The marketing department continues to promote the Fund to building trades members across the country.

The ProLoan program coordinates the origination and securitization of home mortgages in various cities in the Midwest. The program generated over 200 ProLoan applications in the principal amount of $44,500,598 during the first six months of 2003. The ProLoan program looks for continued success in Kentucky, Illinois, Missouri and Wisconsin.

We look forward to continued success with the Fund and the ProLoan program by seeking to provide solid fixed income returns for our investors, while also generating jobs and stimulating the economies in which we invest. As always, I am available to discuss any aspect of the Fund with its shareholders, so please do not hesitate to call or write.

                                               Sincerely,



                                               John W. Stewart
                                               Chairman and President
                                               Builders Fixed Income Fund, Inc.




The Fund's one-year, five-year and average annual total return since inception (October 31, 1997) through June 30, 2003 were 9.13%, 6.10% and 6.29%, respectively.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

August 25, 2003

Dear Shareholder:

Late in the second quarter, the Federal Reserve (Fed) reduced the fed funds target rate to 1.00%, from 1.25%. Interest rates, based on the 10-year Treasury bond, reached a new low for the year on June 13, at 3.11%. Rates reached a high for the year of 4.16% on Jan. 9 and finished the quarter at 3.52% on June 30. Corporate credit conditions continued to improve in the second quarter, producing what we feel were excellent corporate bond returns. Investors also became more willing to take risk. As a result, the best total returns on a year-to-date basis (through June 30, 2003) were the Lehman High Yield Index at 18.49%, followed by the U.S. Credit Index (investment grade) at 7.32%. The Mortgage-Backed Securities (MBS) Fixed Rate Index returned 1.60% as the very low level of interest rates caused massive residential mortgage refinancing in both the first and second quarters.

Based on low absolute rate levels and the tightening of corporate bond spreads relative to Treasury rates (1.13% on June 30 from 1.70% on Dec. 31, 2002), 95% of the bonds in the Lehman Credit Index are valued at a premium. This is the highest level in the history of the Lehman indexes.

Builders Fixed Income Fund, Inc. (the "Fund") underperformed the Lehman Aggregate Bond Index (the "Index") for the quarter ended June 30, 2003, returning 1.77% (after deducting fees and expenses) vs. 2.50% for the Index (which reflects no deduction for fees and expenses). Year-to-date, the Fund's total return was 3.07% compared to 3.93% for the Index. The Fund underperformed the Index during these periods due to falling interest rates combined with the Fund's commitments to purchase mortgage-backed securities consisting of home construction loans generated through the ProLoan program. The head wind from the rapid increase in new home construction loans should unwind during the second half of the year, as these loans close and are securitized into mortgage-backed securities.

Although the U.S. economy was buffeted in the first quarter by the buildup to the war in Iraq, the outlook now is mostly for good news. The U.S. economy has the capability to expand much faster and the combined fiscal and monetary support is in place to make it happen. Economic fundamentals are in considerably better shape than in 1991, which was the last time the United States emerged from slow growth and war. While positive over the last seven quarters, economic growth has not gained much momentum despite all the policy and income support. Businesses have not yet seen the revenue and earnings growth necessary to induce widespread asset expansion and new hiring. Gross domestic product (GDP) growth must go higher before business confidence can be restored. Despite this problem, our view is that there is enough support for growth to be substantially stronger in the second half of 2003 and in 2004.

We continue to maintain an increasingly diversified portfolio of agencies, mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and corporate bonds. We believe we add value through disciplined security selection and sector rotation.

During the remainder of 2003, we expect to increase the weighting of corporate bonds and will shorten the duration of the Fund as the economy improves. We expect that an improving economy will push interest rates higher and increase investors' appetite for risk.

Our fixed income teams' portfolio management strategies share a consistent focus on long-term fundamental value and disciplined risk management. The investment process is research driven with an emphasis on bottom-up portfolio construction techniques. While macroeconomic research is an integral part of our process, we do not make aggressive shifts in portfolio duration based on expectations for short-term movements in interest rates. Value is added primarily through individual security selection and sector allocation.

Our investment style reflects a deep-rooted commitment to research. Our experienced staff of credit analysts and industry specialists provides in-depth coverage of over 500 corporate debt issuers. We also draw from internal valuation tools for securities with variable cash flow characteristics, embedded options and amortization features. The process also incorporates the analysis of economic trends and credit market conditions in over 50 countries worldwide.

We place primary emphasis on investing exclusively in investment grade securities offering above average risk-adjusted yield premiums. Within the Fund's portfolio, we attempt to carefully diversify risk at the security, industry/sector and portfolio levels. To accomplish this goal, we typically limit the Fund's exposure to a single corporate issuer, and we take particular care to limit the contribution to duration associated with lower rated credits.

We appreciate the opportunity to serve as subadvisor to the Fund and we look forward to a long association with the Fund and its investors.

Sincerely,


Martin J. Schafer
Portfolio Manager


The Fund's one-year, five-year and average annual total return since inception (October 31, 1997) through June 30, 2003 were 9.13%, 6.10% and 6.29%, respectively.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Lehman Brothers Aggregate Bond Index is an unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortage-backed securities. The Index's one-year, five-year and average annual total return since inception (October 31, 1997) through June 30, 2003 were 10.40%, 7.55% and 7.63%, respectively.

The Lehman High Yield Index covers the universe of fixed rate, non investment grade debt, pay-in-kind (PIK) bonds, Eurobonds and debt issues from countries designated as emerging markets. The U.S. Credit Index covers publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specific maturity, liquidity and quality requirements. The Mortgage-Backed Securities Fixed Rate Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC) and is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates. These indices are not available for investment and do not incur expenses.


                        BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----


U.S. GOVERNMENT AND U.S. GOVERNMENT AGENCY: 23.4%

FEDERAL HOME LOAN BANK: 1.0%
$ 2,420,000        4.875%, 11/15/06 *                                $ 2,648,705
                                                                     -----------

FEDERAL HOME LOAN MORTGAGE CORP.: 6.3%
  5,000,000        6.875%, 01/15/05 *                                  5,426,590
  4,500,000        7.000%, 07/15/05 *                                  5,003,357
  2,000,000        5.250%, 01/15/06 *                                  2,178,484
  1,000,000        5.500%, 07/15/06 *                                  1,107,419
  2,050,000        6.625%, 09/15/09 *                                  2,463,571
                                                                     -----------
                                                                      16,179,421
                                                                     -----------

FEDERAL NATIONAL MORTGAGE ASSOCIATION: 5.3%
  3,500,000        7.125%, 02/15/05 *                                  3,829,133
  4,000,000        5.500%, 02/15/06 *                                  4,393,820
  1,500,000        5.250%, 06/15/06 *                                  1,648,343
    550,000        7.125%, 06/15/10                                      680,831
    575,000        6.125%, 03/15/12                                      679,296
  1,900,000        7.250%, 05/15/30 *                                  2,512,577
                                                                     -----------
                                                                      13,744,000
                                                                     -----------

U.S. TREASURY NOTES/BONDS: 6.7%
  3,000,000        6.750%, 05/15/05                                    3,304,806
  4,250,000        3.250%, 08/15/07                                    4,436,771
  4,250,000        3.000%, 11/15/07                                    4,385,137
  2,000,000        4.750%, 11/15/08                                    2,217,736
  1,100,000        6.500%, 02/15/10                                    1,334,825
    500,000        5.000%, 02/15/11                                      561,387
  1,085,000        4.875%, 02/15/12                                    1,206,385
                                                                     -----------
                                                                      17,447,047
                                                                     -----------

U.S. TREASURY STRIPS: 4.0%
  5,000,000        9.875%, 11/15/15 *                                  2,975,280
  4,600,000        9.000%, 11/15/18 *                                  2,269,208
  6,000,000        8.750%, 05/15/20 *                                  2,686,296
  7,500,000        6.875%, 08/15/25 *                                  2,499,067
                                                                     -----------
                                                                      10,429,851
                                                                     -----------

OTHER U.S. GOVERNMENT AGENCY: 0.1%
    165,000        Housing Urban Development
                   2.990%, 08/01/05                                      170,201
                                                                     -----------

TOTAL U.S. GOVERNMENT AND U.S. GOVERNMENT AGENCY
                   (cost $57,527,022)                                 60,619,225
                                                                     -----------


U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES: 22.8%

FEDERAL HOME LOAN MORTGAGE CORP.: 6.8%
    484,120        Pool C01220 6.500%, 09/01/31                          503,934
    333,829        Pool C01244 6.500%, 10/01/31                          347,492
     82,474        Pool C01246 7.000%, 10/01/31                           86,491



                                      -5-



                        BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2003 (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----

FEDERAL HOME LOAN MORTGAGE CORP. (CONTINUED)
$   387,187       Pool C01252 6.500%, 11/01/31                       $   403,034
    503,933       Pool C01287 6.500%, 01/01/32                           524,558
  1,685,611       Pool C01435 6.000%, 12/01/32                         1,748,237
    589,880       Pool C70921 6.000%, 09/01/32                           611,796
  1,364,836       Pool C90513 6.000%, 01/01/22                         1,416,902
    477,829       Pool E01049 6.000%, 09/01/16                           497,099
    647,400       Pool E01142 6.500%, 04/01/17                           680,166
    452,415       Pool E85540 6.500%, 09/01/16                           475,332
  3,039,006       Pool E88188 6.000%, 02/01/17                         3,161,567
    933,093       Pool E89844 6.000%, 05/01/17                           970,643
  2,398,064       Pool E90878 5.500%, 08/01/17 *                       2,487,986
  2,537,586       Pool E90928 6.000%, 07/01/17 *                       2,639,703
    208,747       Pool G01198 7.000%, 11/01/30                           219,024
  1,010,986       Pool M80733 5.500%, 03/01/09                         1,043,071
                                                                     -----------
                                                                      17,817,035
                                                                     -----------

FEDERAL NATIONAL MORTGAGE ASSOCIATION: 12.3%
    166,506       Pool 253398 8.000%, 08/01/30                           179,604
    122,460       Pool 253436 7.500%, 09/01/30                           130,148
    292,663       Pool 253437 8.000%, 09/01/30                           315,686
    298,097       Pool 253481 8.000%, 10/01/30                           321,547
    537,366       Pool 253516 8.000%, 11/01/30                           579,638
    282,973       Pool 253546 7.500%, 12/01/30                           300,738
    556,647       Pool 253547 8.000%, 12/01/30                           600,435
    208,883       Pool 253643 7.500%, 02/01/31                           221,996
    359,086       Pool 253672 7.000%, 03/01/31                           378,368
    259,471       Pool 253673 7.500%, 03/01/31                           275,761
    591,213       Pool 253711 7.000%, 04/01/31                           622,790
    200,243       Pool 253712 7.500%, 04/01/31                           212,820
    669,589       Pool 253795 7.000%, 05/01/31                           705,352




                                      -6-



                        BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2003 (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----

FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$   33,335        Pool 253796 7.500%, 05/01/31                        $   35,429
   621,466        Pool 253842 7.000%, 06/01/31                           654,658
   254,077        Pool 253889 6.500%, 07/01/31                           265,038
   390,775        Pool 253895 7.000%, 08/01/31                           411,647
   937,052        Pool 253907 7.000%, 07/01/31                           987,100
   205,483        Pool 253949 6.500%, 09/01/31                           214,347
 1,254,825        Pool 253950 7.000%, 09/01/31                         1,321,845
   155,881        Pool 254007 6.500.%, 10/01/31                          162,606
   974,505        Pool 254008 7.000%, 10/01/31                         1,026,553
   130,225        Pool 254050 6.500%, 11/01/31                           135,843
   378,436        Pool 254051 7.000%, 11/01/31                           398,648
   446,812        Pool 254092 6.500%, 12/01/31                           466,087
    91,401        Pool 254093 7.000%, 12/01/31                            96,283
   586,558        Pool 254147 6.500%, 01/01/32                           611,862
   447,442        Pool 254198 6.000%, 02/01/32                           465,317
    69,170        Pool 254199 6.500%, 02/01/32                            72,154
   899,574        Pool 254238 6.000%, 03/01/32                           935,511
 1,166,667        Pool 254239 6.500%, 03/01/32                         1,217,003
   878,704        Pool 254263 6.500%, 04/01/32                           916,615
 1,145,512        Pool 254311 6.500%, 05/01/32                         1,194,936
   387,753        Pool 254346 6.500%, 06/01/32                           404,483
 2,128,017        Pool 254366 5.500%, 06/01/09                         2,192,896
   587,530        Pool 254378 6.500%, 07/01/32                           612,879
 1,661,123        Pool 254406 6.500%, 08/01/32                         1,732,793
   763,073        Pool 254448 6.500%, 09/01/32                           795,996
   873,972        Pool 254549 6.000%, 12/01/32                           908,857
   674,178        Pool 254637 5.500%, 02/01/33                           698,206
   222,339        Pool 254638 6.000%, 02/01/33                           231,214
 1,000,000        Pool 254720 4.500%, 05/01/18 *                       1,022,083




                                      -7-



                        BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2003 (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----

FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$   167,428   Pool 496714 6.500%, 05/01/29                           $   174,835
    334,617   Pool 504974 6.500%, 07/01/29                               349,420
    281,130   Pool 506345 6.500%, 07/01/29                               293,567
    346,253   Pool 510927 6.500%, 08/01/29                               361,571
    148,012   Pool 512309 6.500%, 09/01/29                               154,560
    215,306   Pool 515182 6.500%, 09/01/29                               224,831
    213,590   Pool 516917 6.500%, 09/01/29                               223,039
    153,686   Pool 519721 7.000%, 10/01/29                               161,973
  4,699,488   Pool 699840 5.000%, 04/01/08 *                           4,861,817
                                                                     -----------
                                                                      31,839,385
                                                                     -----------

GENERAL NATIONAL MORTGAGE ASSOCIATION: 3.7%
  3,293,257   Pool 003187 6.000%, 01/20/32                             3,434,215
  1,394,113   Pool 448335 6.500%, 04/15/31                             1,464,382
    428,723   Pool 581950 7.500%, 03/15/32                               455,651
  3,999,604   Pool 615260 5.500%, 06/15/33                             4,174,587
                                                                     -----------
                                                                       9,528,835
                                                                     -----------


TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES
              (cost $57,699,023)                                      59,185,255
                                                                     -----------


ASSET BACKED SECURITIES: 13.2%
    500,000   American Express Master Trust
              Series 1994-3 Class A 7.850%, 08/15/05 *                   539,730
    750,000   American Express Master Trust**
              Series 2001-4 Class A 1.237%, 11/17/08 *                   752,372
  1,000,000   Banc of America Commercial Mortgage, Inc.
              Series 2003-1 Class A2 4.648%, 09/11/36 *                1,039,792
    646,950   Bear Stearns Commercial Mortgage Securities, Inc.
              Series 1999-WF2 Class A1 6.800%, 09/15/08 *                712,640
  5,000,000   Bear Stearns Commercial Mortgage Securities, Inc.
              Series 2000-WF1 Class A2 7.780%, 02/15/32 *              6,142,795
  4,308,104   Chase Commercial Mortgage Securities Corp.
              Series 2000-2 Class A1 7.543%, 07/15/32 *                4,888,707




                                      -8-



                        BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2003 (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----

ASSET BACKED SECURITIES (CONTINUED)
  $ 125,000   Chase Funding Mortgage Loan
              Series 2002-1 Class 1A3 5.039%, 12/25/23               $   131,246
  3,000,000   Citibank Credit Card Master Trust I
              Series 1997-6 Class B
              Zero Coupon Bond, 08/15/06 *                             2,951,298
  3,000,000   Citibank Credit Card Master Trust I
              Series 1999-7 Class B 6.900%, 11/15/06 *                 3,218,364
  1,500,000   Comm Commercial Mortgage Securities
              Series 2000-C1 Class A2 7.416%, 08/15/33 *               1,810,173
  1,025,000   Daimler Chrysler Auto Trust
              Series 2000-C Class A4 6.850%, 11/06/05 *                1,059,837
    250,000   Daimler Chrysler Auto Trust
              Series 2001-B Class A4 5.320%, 09/06/06                    263,062
  2,000,000   Discover Card Master Trust I
              Series 1998-7 Class A 5.600%, 05/16/06 *                 2,035,016
    750,000   First USA Credit Card Master Trust
              Series 2001-3 Class A 1.560%, 11/19/08                     752,698
    741,160   Keycorp Commercial Mortgage
              Series 2000-C1 Class A1 7.617%, 05/17/32                   842,879
    917,031   LB-UBS Commercial Mortgage Trust
              Series 2000-C3 Class A1 7.950%, 07/15/09                 1,043,617
    500,000   LB-UBS Commercial Mortgage Trust
              Series 2002-C2 Class A2 4.904%, 06/15/26                   540,919
    250,000   Long Beach Mortgage Loan Trust
              Series 2002-1 Class 2A3 4.920%, 05/25/32                   256,278
  4,000,000   MBNA Master Credit Card Trust
              Series 1999-B Class B 6.200%, 08/15/11*                  4,554,624
    175,000   Merrill Lynch Mortgage Investors, Inc.
              Series 1997-C1 Class A3 7.120%, 06/18/29                   196,834
    110,000   Residential Asset Securities Corp.
              Series 2002-KS1 Class AI3 4.988%, 02/25/27                 112,935
    203,125   Sears Credit Account Master Trust
              Series 1996-3 Class A 7.000%, 07/15/08                     209,259
    141,667   Sears Credit Account Master Trust
              Series 2000-1 Class A 7.250%, 11/15/07                     143,371

TOTAL ASSET BACKED SECURITIES                                        -----------
(cost $30,726,890)                                                    34,198,446
                                                                     -----------


                                      -9-


                        BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2003 (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----

CORPORATE BONDS: 37.0%

BANK: 4.7%
$240,000   AmSouth Bank NA 4.850%, 04/01/13                          $   250,788
 250,000   Asian Development Bank 2.375%, 03/15/06                       253,861
 550,000   Bank of America Corp. 4.750%, 10/15/06                        593,317
 500,000   Bank of America Corp. 7.400%, 01/15/11                        615,225
 105,000   Bank of New York Co., Inc. 3.900%, 09/01/07                   110,449
 600,000   Bank One Corp. 7.625%, 08/01/05                               672,633
 550,000   Banque Paribas - NY 6.875%, 03/01/09                          649,344
 105,000   Citigroup, Inc. 6.625%, 06/15/32                              121,754
 250,000   Corp. Andina de Fomento 7.750%, 03/01/04                      258,607
 250,000   Corp. Andina de Fomento 6.875%, 03/15/12                      285,180
 250,000   Corp. Andina de Fomento 5.200%, 05/21/13                      253,848
 375,000   Credit Suisse First Boston USA, Inc. 5.750%, 04/15/07         416,973
 300,000   European Investment Bank 4.625%, 03/01/07                     326,009
 600,000   First Union National Bank 7.800%, 08/18/10                    745,513
 250,000   FleetBoston Financial Corp. 6.875%, 07/15/03                  250,474
 250,000   FleetBoston Financial Corp. 8.125%, 07/01/04                  266,366
 100,000   Golden West Financial 4.125%, 08/15/07                        105,518
 250,000   HSBC Holdings Plc 5.250%, 12/12/12                            267,128
 825,000   JP Morgan Chase & Co. 5.350%, 03/01/07                        904,125
 250,000   Keycorp 8.000%, 07/01/04                                      265,759
 250,000   Keycorp 4.625%, 05/16/05                                      263,822
 550,000   Korea Development Bank 7.125%, 04/22/04                       572,811
 100,000   Marshall & Ilsey Bank 4.125%, 09/04/07                        104,635
 250,000   Mellon Funding Corp. 4.875%, 06/15/07                         269,724
 250,000   National City Bank of Pennsylvania
           6.250%, 03/15/11                                              286,371
 225,000   PNC Funding Corp. 6.125%, 09/01/03                            226,812
 535,000   PNC Funding Corp. 5.750%, 08/01/06                            590,710
 250,000   Royal Bank of Scotland Group Plc
           5.000%, 10/01/14                                              262,889






                                      -10-


                        BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2003 (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----

BANK (CONTINUED)
$   210,000     SunTrust Banks, Inc. 5.050%, 07/01/07                $   229,523
    550,000     U.S. Bank N.A. 6.375%, 08/01/11                          643,086
    220,000     Washington Mutual Bank 6.875%, 06/15/11                  262,894
    900,000     Wells Fargo & Co. 5.900%, 05/21/06                       995,484
                                                                     -----------
                                                                      12,321,632
                                                                     -----------

ENERGY: 2.6%
    250,000     Amerada Hess Corp. 7.125%, 03/15/33                      285,493
    245,000     Anadarko Petroleum Corp. 5.375%, 03/01/07                268,319
    200,000     BP Canada Finance Co. 3.625%, 01/15/09                   207,933
     50,000     Canadian Natural Resources Ltd.
                6.450%, 06/30/33                                          56,642
    165,000     Canadian Occidental Petroleum
                7.125%, 02/04/04                                         170,435
    280,000     ChevronTexaco Capital Co. 3.500%, 09/17/07               291,266
    250,000     Conoco Funding Co. 6.350%, 10/15/11                      292,500
    250,000     Conoco Phillips 4.750%, 10/15/12                         264,705
    250,000     Devon Financing Corp. ULC 6.875%, 09/30/11               293,732
    140,000     Devon Energy Corp. 7.950%, 04/15/32                      180,796
    175,000     Husky Energy, Inc. 6.250%, 06/15/12                      197,078
    300,000     Husky Oil Ltd. 6.875%, 11/15/03                          305,662
    500,000     Kerr-McGee Corp. 5.375%, 04/15/05                        526,244
    275,000     Marathon Oil Corp. 7.200%, 02/15/04                      283,917
    230,000     Marathon Oil Corp. 6.125%, 03/15/12                      258,323
    100,000     Nabors Holdings 1, ULC 4.875%, 08/15/09                  105,608
    250,000     Nabors Industries, Inc. 6.800%, 04/15/04                 260,272
    125,000     Nexen, Inc. 7.875%, 03/15/32                             155,131
    100,000     Noble Energy, Inc. 8.000%, 04/01/27                      120,852
    250,000     Occidental Petroleum Corp. 4.000%, 11/30/07              262,586
    100,000     EnCana Corp. 7.200%, 11/01/31                            124,471
    300,000     Petroleos Mexicanos 6.500%, 02/01/05                     319,500
    250,000     Petro-Canada 4.000%, 07/15/13                            243,738
     50,000     Phillips Petroleum Co. 8.500%, 05/25/05                   56,347




                                      -11-



                        BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2003 (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----

ENERGY (CONTINUED)
$  300,000     Transocean, Inc. 9.125%, 12/15/03                      $  307,844
   150,000     Transocean, Inc. 6.625%, 04/15/11                         174,036
   160,000     Union Oil Co. of California 5.050%, 10/01/12              167,602
   250,000     Union Oil Co. of California 6.375%, 02/01/04              255,767
   250,000     Valero Energy Corp. 6.125%, 04/15/07                      275,158
                                                                     -----------
                                                                       6,711,957
                                                                     -----------

FINANCE: 8.2%
   250,000     Ace INA Holdings, Inc. 8.200%, 08/15/04                   266,808
   245,000     Aegon NV 4.750%, 06/01/13                                 248,355
   250,000     American General Finance Corp.
               5.750%, 11/01/03                                          253,784
   145,000     American General Finance Corp.
               5.375%, 09/01/09                                          158,644
   250,000     American International Group, Inc.
               4.250%, 05/15/13                                          249,989
   250,000     Bear Stearns Cos., Inc. 8.750%, 03/15/04                  262,846
   250,000     Boeing Capital Corp. 6.680%, 12/01/03                     255,575
   300,000     Boeing Capital Corp. 5.800%, 01/15/13                     324,821
   250,000     CIT Group Holdings 7.500%, 11/14/03                       255,340
   200,000     CIT Group Holdings 7.375%, 04/02/07                       228,544
 1,500,000     Countrywide Home Loans, Inc.
               5.500%, 08/01/06 *                                      1,640,608
   250,000     EOP Operating LP 7.375%, 11/15/03                         255,027
   300,000     EOP Operating LP 7.000%, 07/15/11                         348,718
   260,000     ERP Operating LP 7.100%, 06/23/04                         273,223
   825,000     Ford Motor Credit Co. 6.500%, 01/25/07                    868,690
   355,000     Ford Motor Credit Co. 7.375%, 02/01/11                    367,555
   600,000     General Electric Capital Corp.
               5.875%, 02/15/12                                          672,315
   400,000     General Electric Capital Corp.
               6.000%, 06/15/12                                          452,302
   350,000     General Electric Capital Corp.
               6.750%, 03/15/32                                          410,758
 1,000,000     General Motors Acceptance Corp.
               7.500%, 05/10/04                                        1,043,465
   815,000     General Motors Acceptance Corp.
               6.750%, 01/15/06                                          865,743
   250,000     General Motors Acceptance Corp.
               5.125%, 05/09/08                                          247,304
   595,000     General Motors Acceptance Corp.
               6.875%, 09/15/11                                          597,911



                                      -12-




                        BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2003 (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----

FINANCE (CONTINUED)
$    55,000     General Motors Acceptance Corp.
                8.000%, 11/01/31                                     $    54,113
    750,000     Goldman Sachs Group LP
                7.625%, 08/17/05                                         845,593
    185,000     Hartford Financial Services Group, Inc.
                2.375%, 06/01/06                                         184,967
    250,000     Household Finance Corp. 6.250%, 08/15/03                 251,419
    810,000     Household Finance Corp. 6.500%, 01/24/06                 898,942
    250,000     Household Finance Corp. 5.750%, 01/30/07                 276,135
    250,000     Household Finance Corp. 4.625%, 01/15/08                 267,034
    325,000     John Deere Capital Corp. 4.125%, 12/05/03                329,034
    200,000     John Deere Capital Corp. 3.125%, 12/05/05                205,899
  1,000,000     Lehman Brothers Holdings 6.250%, 05/15/06              1,117,956
    150,000     Lincoln National Corp. 5.250%, 06/15/07                  161,253
    250,000     Marsh & McLennan Cos., Inc.
                3.625%, 02/15/08                                         257,634
    100,000     MBNA Corp. 6.150%, 10/01/03                              101,163
    250,000     Merrill Lynch & Co., Inc.
                6.000%, 11/15/04                                         264,967
    250,000     Merrill Lynch & Co., Inc.
                6.000%, 02/17/09                                         281,379
    600,000     Morgan Stanley Dean Witter & Co.
                7.750%, 06/15/05                                         668,836
    250,000     Morgan Stanley Dean Witter & Co.
                3.625%, 04/01/08                                         256,481
    200,000     Newcourt Credit Group, Inc.
                6.875%, 02/16/05                                         214,328
    300,000     Pemex Master Trust 8.000%, 11/15/11                      344,250
    135,000     Safeco Corp. 4.875%, 02/01/10                            142,926
  2,000,000     Salomon Smith Barney Holdings
                5.875%, 03/15/06                                       2,197,010
    230,000     Sears Roebuck Acceptance
                7.000%, 06/01/32                                         258,114
    240,000     SLM Corp. 3.625%, 03/17/08                               246,594
    110,000     St. Paul Cos., Inc.
                5.750%, 03/15/07                                         120,441
    100,000     Toyota Motor Credit Corp.
                2.800%, 01/18/06                                         102,606
    120,000     Travelers Property Casualty Corp.
                3.750%, 03/15/08                                         123,250
    250,000     Washington Mutual Financial Corp.
                6.500%, 11/15/03                                         254,846
    250,000     XL Capital (Europe) Plc
                6.500%, 01/15/12                                         286,393
                                                                     -----------
                                                                      21,261,888
                                                                     -----------



                                      -13-


                        BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2003 (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----

FOODS & BEVERAGE: 2.0%
$  215,000      Anheuser-Busch Cos., Inc.
                4.375%, 01/15/13                                      $  223,324
   270,000      Campbell Soup Co. 4.750%, 10/01/03                       272,249
   300,000      Campbell Soup Co. 5.500%, 03/15/07                       330,928
   350,000      Coca-Cola Enterprises, Inc.
                5.250%, 05/15/07                                         382,223
   250,000      Coca-Cola Enterprises, Inc.
                4.375%, 09/15/09                                         266,419
   250,000      Coors Brewing Co. 6.375%, 05/15/12                       287,396
   245,000      Diageo Capital Plc 3.500%, 11/19/07                      252,400
   250,000      Earthgrains Co. 8.375%, 08/01/03                         251,372
   500,000      General Mills, Inc. 6.000%, 02/15/12                     565,445
   250,000      Heinz (H.J.) Co. 6.561%, 11/15/20                        254,430
   300,000      Heinz (H.J.) Co. 6.750%, 03/15/32                        358,965
   250,000      Kellogg Co. 2.875%, 06/01/08                             248,523
   500,000      Kraft Foods, Inc. 4.625%, 11/01/06                       531,451
   100,000      Kraft Foods, Inc. 6.500%, 11/01/31                       110,791
   160,000      PepsiAmericas, Inc. 3.875%, 09/12/07                     165,496
   250,000      Sara Lee Corp. 6.125%, 11/01/32                          275,523
   200,000      Sysco International Co.
                6.100%, 06/01/12                                         229,518
   100,000      Unilever Capital Corp. 7.125, 11/01/10                   121,371
                                                                     -----------
                                                                       5,127,824
                                                                     -----------

HEALTH CARE: 0.8%
   150,000      Anthem Insurance 6.800%, 08/01/12                        175,423
   275,000      Baxter International, Inc.
                5.250%, 05/01/07                                         299,559
   325,000      Eli Lilly & Co. 6.000%, 03/15/12                         376,058
   500,000      Johnson & Johnson 3.800%, 05/15/13                       496,937
   250,000      Merck & Co., Inc. 4.375%, 02/15/13                       259,304
    85,000      UnitedHealth Group, Inc.
                4.875, 04/01/13                                           89,162
   250,000      Wyeth 4.125%, 03/01/08                                   259,434
                                                                     -----------
                                                                       1,955,877
                                                                     -----------



                                      -14-


                        BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2003 (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----

INDUSTRIAL: 4.9%
$200,000       Alcan, Inc. 6.450%, 03/15/11                             $231,865
 370,000       Alcoa, Inc. 7.375%, 08/01/10                              448,914
 140,000       Avery Dennison Corp. 4.875%, 01/15/13                     146,966
 225,000       BHP Finance USA Ltd. 4.800%, 04/15/13                     235,051
 260,000       Carnival Corp. 6.150%, 10/01/03                           262,998
 250,000       Chevron Phillips Chemical Co. LLC
               5.375%, 06/15/07                                          269,904
 165,000       Chevron Phillips Chemical Co. LLC
               7.000%, 03/15/11                                          192,371
 100,000       Cintas Corp. 5.125%, 06/01/07                             108,355
 250,000       CRH America, Inc. 6.950%, 03/15/12                        292,199
 500,000       DaimlerChrysler NA Holding Corp.
               7.750%, 06/15/05                                          545,340
 250,000       DaimlerChrysler NA Holding Corp.
               8.500%, 01/18/31                                          295,331
 250,000       Delphi Corp. 6.125%, 05/01/04                             255,923
 105,000       Dow Chemical Co. (The)
               6.125%, 02/01/11                                          115,535
 100,000       Dow Chemical Co. (The)
               6.000%, 10/01/12                                          108,983
 250,000       Du Pont EI de Nemours & Co.
               8.125%, 03/15/04                                          262,106
 220,000       Du Pont EI de Nemours & Co.
               4.750%, 11/15/12                                          233,393
 190,000       Emerson Electric Co. 4.625%, 10/15/12                     198,898
  45,000       Emerson Electric Co. 6.000%, 08/15/32                      49,680
 250,000       Falconbridge Ltd. 5.375%, 06/01/15                        239,901
 300,000       Ford Motor Holdings Co.
               9.300%, 03/01/30                                          315,104
  50,000       General Dynamics Corp.
               3.000%, 05/15/08                                           50,372
 315,000       General Dynamics Corp.
               4.250%, 05/15/13                                          317,135
 315,000       General Motors Corp.
               8.250%, 07/15/23                                          314,064
 350,000       Ingersoll-Rand Co.
               6.460%, 11/19/03                                          356,340
 250,000       International Paper Co.
               6.125%, 11/01/03                                          253,888
 240,000       International Paper Co.
               6.750%, 09/01/11                                          278,035
 250,000       Koninklijke Philips Electronics NV
               7.750%, 04/15/04                                          260,692
 240,000       Leggett & Platt, Inc.
               4.700%, 04/01/13                                          249,546
 270,000       Masco Corp. 6.125%, 09/15/03                              272,417




                                      -15-



                        BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2003 (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----

INDUSTRIAL (CONTINUED)
$   190,000     Masco Corp. 5.875%, 07/15/12                         $   211,375
    250,000     MeadWestvaco Corp. 6.850%, 04/01/12                      289,075
     80,000     Mohawk Industries, Inc. 6.500%, 04/15/07                  89,609
     40,000     Monsanto Co. 4.000%, 05/15/08                             41,166
    250,000     Newell Rubbemaid, Inc. 5.700%, 09/22/03                  252,312
    140,000     Newell Rubbemaid, Inc. 4.000%, 05/01/10                  142,867
    185,000     Nexfor, Inc. 7.250%, 07/01/12                            210,545
    250,000     Noranda, Inc. 7.250%, 07/15/12                           267,050
    165,000     Parker Hannifin Corp. 4.875%, 02/15/13                   171,377
    280,000     Praxair, Inc. 6.375%, 04/01/12                           326,670
    205,000     Procter & Gamble Co. 4.750%, 06/15/07                    222,166
    320,000     Raytheon Co. 5.700%, 11/01/03                            322,896
    300,000     Raytheon Co. 5.375%, 04/01/13                            317,949
    500,000     Rio Tinto Finance USA Ltd.
                5.750%, 07/03/06                                         548,738
    350,000     Rohm & Haas Co. 6.950%, 07/15/04                         368,179
     50,000     Sonoco Products Co. 5.875%, 11/01/03                      50,647
    255,000     Stanley Works 4.900%, 11/01/12                           266,540
    250,000     United Technologies Corp.
                6.100%, 05/15/12                                         288,726
    200,000     Valspar Corp. 6.000%, 05/01/07                           217,654
     55,000     Visteon Corp. 8.250%, 08/01/10                            59,844
    250,000     Vulcan Materials Co. 5.750%, 04/01/04                    257,954
    125,000     Weyerhaeuser Co. 6.125%, 03/15/07                        138,390
    200,000     Weyerhaeuser Co. 6.750%, 03/15/12                        227,421
    125,000     Weyerhaeuser Co. 7.375%, 03/15/32                        144,154
                                                                     -----------
                                                                      12,594,610
                                                                     -----------

MEDIA: 2.0%
    250,000     AOL Time Warner, Inc. 5.625%, 05/01/05                   265,546
    250,000     AOL Time Warner, Inc. 6.125%, 04/15/06                   273,573
    375,000     AOL Time Warner, Inc. 7.625%, 04/15/31                   434,415
    452,000     AT&T Broadband Corp. 8.375%, 03/15/13                    567,277



                                      -16-





                        BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2003 (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----

MEDIA (CONTINUED)
$  100,000       Clear Channel Communications, Inc.
                 4.625%, 01/15/08                                     $  104,959
    35,000       Comcast Corp. 5.850%, 01/15/10                           38,574
   350,000       Comcast Corp. 5.500%, 03/15/11                          374,891
   220,000       Gannett Co., Inc. 6.375%, 04/01/12                      258,130
    50,000       Grupo Televisa S.A. 8.500%, 03/11/32                     54,125
   150,000       News America, Inc. 4.750%, 03/15/10                     157,007
   600,000       Reed Elsevier Capital, Inc.
                 6.125%, 08/01/06                                        670,251
   145,000       Scholastic Corp. 7.000%, 12/15/03                       148,598
   250,000       Thomson Corp. 5.750%, 02/01/08                          281,200
   250,000       Turner Broadcasting 7.400%, 02/01/04                    255,778
   545,000       Viacom, Inc. 6.400%, 01/30/06                           605,264
   600,000       Walt Disney Co. 5.250%, 11/10/03                        607,171
   150,000       Walt Disney Co. 6.375%, 03/01/12                        171,270
                                                                     -----------
                                                                       5,268,029
                                                                     -----------
REAL ESTATE INVESTMENT TRUST: 0.8%
   250,000       Archstone-Smith Operating Trust
                 3.000%, 06/15/08                                        245,383
   270,000       CarrAmerica Realty Corp.
                 7.125%, 01/15/12                                        305,999
   250,000       Duke Realty LP 4.625%, 05/15/13                         249,672
   275,000       Kimco Realty Corp. 6.500%, 10/01/03                     278,473
   125,000       Mack-Cali Realty LP
                 7.000%, 03/15/04                                        129,455
    60,000       New Plan Excel Realty Trust
                 5.875%, 06/15/07                                         64,353
   265,000       Prologis 7.000%, 10/01/10                               268,949
   250,000       Regency Centers LP
                 7.400%, 04/01/04                                        260,967
    90,000       Simon Property Group, Inc.
                 5.375%, 08/28/08                                         96,922
   250,000       United Dominion Realty Trust
                 6.500%, 06/15/09                                        281,429
                                                                     -----------
                                                                       2,181,602
                                                                     -----------
RETAIL: 1.5%
   150,000       Autozone, Inc. 6.000%, 11/01/03                         152,247
   250,000       Costco Wholesale Corp.
                 5.500%, 03/15/07                                        276,239
   255,000       CVS Corp. 3.875%, 11/01/07                              264,562
   185,000       Kohls Corp. 6.000%, 01/15/33                            200,854




                                      -17-



                        BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2003 (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----

RETAIL (CONTINUED)
$  225,000     Kroger Co. 6.200%, 06/15/12                            $  248,987
   175,000     May Department Stores Co.
               6.625%, 10/15/03                                          177,695
   125,000     McDonald's Corp. 5.375%, 04/30/07                         135,594
 1,100,000     Safeway, Inc. 3.625%, 11/05/03                          1,103,937
   350,000     Target Corp. 5.400%, 10/01/08                             392,642
   190,000     Target Corp. 5.375%, 06/15/09                             211,860
   450,000     Wal-Mart Stores, Inc. 7.550%, 02/15/30                    596,285
   200,000     Wendy's International, Inc.
               6.200%, 06/15/14                                          225,352
                                                                     -----------
                                                                       3,986,254
                                                                     -----------

TECHNOLOGY: 0.7%
    65,000     Deluxe Corp. 5.000%, 12/15/12                              66,199
   250,000     Eastman Kodak Co. 3.625%, 05/15/08                        251,991
   265,000     Hewlett-Packard Co. 3.625%, 03/15/08                      272,260
   265,000     IBM Corp. 4.250%, 09/15/09                                280,555
   250,000     Oracle Corp. 6.720%, 02/15/04                             258,432
   250,000     Pitney Bowes, Inc. 4.625%, 10/01/12                       261,863
   300,000     Science Applications International Corp.
               6.250%, 07/01/12                                          338,837
                                                                     -----------
                                                                       1,730,137
                                                                     -----------

TRANSPORTATION: 0.7%
   250,000     Burlington Northern Santa Fe Corp.
               7.950%, 08/15/30                                          325,691
   115,000     Canadian National Railway Co.
               7.000%, 03/15/04                                          119,297
   240,000     Canadian National Railway Co.
               4.400%, 03/15/13                                          242,824
    65,000     CSX Corp. 7.250%, 05/01/04                                 67,970
   250,000     CSX Corp. 4.875%, 11/01/09                                266,713
   500,000     Union Pacific Corp. 7.600%, 05/01/05                      551,132
   215,000     Union Pacific Corp. 6.625%, 02/01/29                      243,443
                                                                     -----------
                                                                       1,817,070
                                                                     -----------





                                      -18-



                        BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2003 (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----

UTILITIES: 8.1%
$225,000      Alltel Corp. 7.000%, 07/01/12                             $273,577
  45,000      AmerenEnergy Generating Co.
              7.950%, 06/01/32                                            57,383
 250,000      Appalachian Power Co.
              3.600%, 05/15/08                                           253,084
 500,000      Arizona Public Service Co.
              6.500%, 03/01/12                                           572,642
 265,000      AT&T Corp. 6.750%, 04/01/04                                273,630
 130,000      AT&T Corp. 6.500%, 11/15/06                                144,718
 145,000      AT&T Corp.** 6.000%, 03/15/09                              155,381
 450,000      AT&T Wireless Services, Inc.
              7.350%, 03/01/06                                           505,334
 500,000      AT&T Wireless Services, Inc.
              7.875%, 03/01/11                                           591,560
 510,000      BellSouth Corp. 6.875%, 10/15/31                           602,771
 700,000      British Telecom PLC
              7.875%, 12/15/05                                           797,731
 250,000      CenterPoint Energy Houston Electric LLC
              5.700%, 03/15/13                                           271,612
 200,000      Cincinnati Gas & Electric
              6.450%, 02/15/04                                           206,748
 530,000      Citizens Communications Co.
              6.375%, 08/15/04                                           554,043
 550,000      Commonwealth Edison Co.
              6.400%, 10/15/05                                           602,629
  65,000      Conectiv, Inc. 5.300%, 06/01/05                             67,739
 125,000      Consolidated Edison Co. of New York
              4.875%, 02/01/13                                           132,048
 250,000      COX Communications, Inc.
              4.625%, 06/01/13                                           250,975
 600,000      Detroit Edison Co. 5.050%, 10/01/05                        641,020
 145,000      Deutsche Telekom International Finance BV
              7.750%, 06/15/05                                           161,782
 395,000      Deutsche Telekom International Finance BV
              8.000%, 06/15/10                                           486,002
 250,000      Dominion Resources, Inc.
              3.875%, 01/15/04                                           253,234
 550,000      Dominion Resources, Inc.
              8.125%, 06/15/10                                           682,685
 150,000      DTE Energy Co. 7.050%, 06/01/11                            175,761
 250,000      Duke Energy Corp. 6.250%, 01/15/12                         280,713
 600,000      Duke Energy Field Services LLC
              7.500%, 08/16/05                                           656,492
 250,000      Energy East Corp. 7.750%, 11/15/03                         255,372
  50,000      Energy East Corp. 6.750%, 06/15/12                          58,195
 235,000      Equitable Resources, Inc.
              5.150%, 11/15/12                                           252,457






                                      -19-



                        BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2003 (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----

UTILITIES (CONTINUED)
$ 50,000       FPL Group Capital, Inc. 6.875%, 06/01/04                 $ 52,419
 190,000       FPL Group Capital, Inc. 3.250%, 04/11/06                  195,126
 135,000       France Telecom 7.200%, 03/01/06                           154,103
 210,000       France Telecom 7.750%, 03/01/11                           264,759
  75,000       Gulf Power Co. 4.690%, 08/01/03                            75,216
 250,000       K N Energy, Inc. 6.650%, 03/01/05                         268,328
 250,000       KeySpan Corp. 7.625%, 11/15/10                            307,313
 200,000       Kinder Morgan Energy Partners LP
               6.750%, 03/15/11                                          232,924
 300,000       MidAmerican Energy Co. 6.750%, 12/30/31                   355,112
 100,000       National Fuel Gas Co. 7.750%, 02/01/04                    103,715
 250,000       National Fuel Gas Co. 5.250%, 03/01/13                    260,033
 390,000       Niagara Mohawk Power Corp.
               7.750%, 05/15/06                                          446,810
 500,000       Nipsco Capital Markets, Inc.
               7.390%, 04/01/04                                          518,431
 300,000       Ohio Power Co. 6.730%, 11/01/04                           318,263
 135,000       Oncor Electric Delivery Co.
               7.000%, 05/01/32                                          155,549
 250,000       PPL Electric Utilities Corp.
               4.300%, 06/01/13                                          247,913
 575,000       Progress Energy, Inc. 6.750%, 03/01/06                    639,508
 200,000       Progress Energy, Inc. 7.750%, 03/01/31                    241,134
  75,000       PSEG Power LLC 6.950%, 06/01/12                            86,282
 575,000       SBC Communications, Inc.
               5.750%, 05/02/06                                          635,541
 500,000       South Carolina Electric & Gas
               6.625%, 02/01/32                                          595,604
 560,000       Southern Co. Capital Funding, Inc.
               5.300%, 02/01/07                                          605,428
 250,000       Sprint Capital Corp. 5.700%, 11/15/03                     250,977
 360,000       Sprint Capital Corp. 6.900%, 05/01/19                     378,182
 250,000       Telefonica Europe BV 7.750%, 09/15/10                     309,008
 235,000       Telstra Corp. Ltd. 6.375%, 04/01/12                       271,136
 100,000       Teppco Partners, LP 6.125%, 02/01/13                      111,251
 100,000       TXU Energy Co. 6.125%, 03/15/08                           107,354
 200,000       Verizon Florida, Inc. 6.125%, 01/15/13                    226,958




                                      -20-






                        BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2003 (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----

UTILITIES (CONTINUED)
$   500,000   Verizon Global Funding Corp.
              7.750%, 12/01/30                                       $   635,702
    500,000   Verizon Wireless Capital LLC
              5.375%, 12/15/06                                           549,695
    535,000   Vodafone Group Plc 7.750%, 02/15/10                        659,338
    185,000   Vodafone Group Plc 7.000%, 10/01/03                        187,568
    240,000   Wisconsin Electric Power 4.250%, 05/15/13                  246,656
                                                                     -----------
                                                                      20,910,654
                                                                     -----------

TOTAL CORPORATE BONDS
  (cost $89,611,890)                                                  95,867,534
                                                                     -----------


FOREIGN GOVERNMENT BOND: 1.7%

    200,000   Province of Manitoba 2.750%, 01/17/06                      203,913
    220,000   Province of Nova Scotia 5.750%, 02/27/12                   251,537
    300,000   Province of Ontario 5.125%, 07/17/12                       332,585
  1,000,000   Province of Quebec 7.125%, 02/09/24                      1,259,708
    100,000   Republic of Chile 5.500%, 01/15/13                         106,050
    300,000   Republic of Finland 4.750%, 03/06/07                       326,713
    600,000   Republic of Italy 5.625%, 06/15/12                         687,799
    215,000   Republic of Poland 6.250%, 07/03/12                        249,400
    250,000   United Mexican States 8.375%, 01/14/11                     300,125
    575,000   United Mexican States 7.500%, 01/14/12                     659,094
    100,000   United Mexican States 8.300%, 08/15/31                     115,400
                                                                     -----------

TOTAL FOREIGN GOVERNMENT BOND
  (cost $3,970,812)                                                    4,492,324
                                                                     -----------


PROLOAN PIPELINE: 16.7%
When-Issued Commitments
  (cost $44,581,306)                                                  43,190,661
                                                                     -----------

SHORT-TERM INVESTMENTS: 2.1%

COMMERCIAL PAPER: 2.1%
  5,475,000   Chevron Phillips Chemical Co. LLC, 1.450%, 07/01/03      5,475,000
                                                                     -----------

TOTAL SHORT-TERM INVESTMENTS
  (cost $5,475,000)                                                    5,475,000
                                                                     -----------




                                      -21-


                        BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2003 (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       VALUE
                                                                       -----



TOTAL INVESTMENTS IN SECURITIES                                   $ 303,028,445
  (cost $289,591,943): 116.9%

Liabilities in excess of Other Assets: (16.9%)                      (43,870,345)
                                                                  -------------

NET ASSETS: 100.0%                                                $ 259,158,100
                                                                  =============

* Security segregated at custodian for "when-issued" commitments and short sales.
** Callable by the issuer













SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                      -22-


                        BUILDERS FIXED INCOME FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES AT JUNE 30, 2003 (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
     Investments in securities, at value
          (cost $289,591,943)                                     $ 303,028,445
     Receivables:
          Interest                                                    2,822,428
          Investment securities sold                                 32,655,729
          ProLoan extension fees                                            538
          ProLoan origination fees                                       35,529
     Other assets                                                         8,671
                                                                  -------------
          Total assets                                              338,551,340
                                                                  -------------

LIABILITIES
     Payables:
          Cash overdraft                                              1,795,683
          Investment securities purchased                             1,243,969
          Investment securities purchased - when issued              44,581,306
          Securities sold short, at fair value
               (proceeds $30,601,562)                                30,487,500
          Distribution to shareholders                                  939,317
          ProLoan commitment fees (Note 1)                              215,952
          Due to manager (Note 3)                                        35,439
          Due to distribution coordinator (Note 3)                       23,086
     Accrued expenses                                                    70,988
                                                                  -------------
          Total liabilities                                          79,393,240
                                                                  -------------

NET ASSETS                                                        $ 259,158,100
                                                                  =============

NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE
     ($259,158,100/17,123,210 shares outstanding,
          unlimited number of shares
          authorized without par value)                           $       15.13
                                                                  =============

COMPONENTS OF NET ASSETS
     Paid-in capital                                              $ 251,270,035
     Accumulated net investment income                                      164
     Accumulated net realized loss on investments                    (5,662,663)
     Net unrealized appreciation on investments                      13,550,564
                                                                  -------------
          Net assets                                              $ 259,158,100
                                                                  =============






SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS


                        BUILDERS FIXED INCOME FUND, INC.

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
     Interest income                                                  $6,462,182



Expenses:
     Subadvisory fees                                                    204,896
     Management fees                                                     186,269
     Distribution fees                                                   124,179
     Fund accounting fees                                                 54,912
     Administration fees                                                  49,693
     Professional fees                                                    25,412
     Custody fees                                                         22,992
     Insurance expense                                                    12,636
     Transfer agent fees                                                  11,157
     Miscellaneous                                                         9,669
     Director fees                                                         6,021
     Registration expense                                                    167
                                                                      ----------
          Net expenses                                                   708,003
                                                                      ----------
               NET INVESTMENT INCOME                                   5,754,179
                                                                      ----------



REALIZED AND UNREALIZED GAIN ON INVESTMENTS
     Net realized gain on investments                                    869,178
     Net unrealized appreciation on investments                        1,090,878
                                                                      ----------
          Net realized and unrealized gain on investments              1,960,056
                                                                      ----------

          NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $7,714,235
                                                                      ==========






SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS


                        BUILDERS FIXED INCOME FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                  Six Months Ended     Year Ended
                                                  June 30, 2003 #   December 31, 2002
INCREASE (DECREASE) IN NET ASSETS FROM:           ----------------  -----------------

OPERATIONS
     Net investment income                        $   5,754,179    $  12,679,356
     Net realized gain (loss) on investments            869,178       (2,082,635)
     Net unrealized appreciation on investments       1,090,878       10,752,389
                                                  -------------    -------------
          NET INCREASE IN NET ASSETS
               RESULTING FROM OPERATIONS              7,714,235       21,349,110
                                                  -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS
     From net investment income                      (5,754,179)     (12,679,192)
                                                  -------------    -------------
          TOTAL DISTRIBUTIONS TO SHAREHOLDERS        (5,754,179)     (12,679,192)
                                                  -------------    -------------
CAPITAL SHARE TRANSACTIONS
     Proceeds from shares sold                       12,378,004       11,172,743
     Net asset value of shares issued on
          reinvestment of distributions               5,428,055       10,789,756
     Cost of shares redeemed                         (1,551,864)     (19,551,524)
                                                  -------------    -------------
          NET INCREASE FROM CAPITAL SHARE
               TRANSACTIONS                          16,254,195        2,410,975
                                                  -------------    -------------

          TOTAL INCREASE IN NET ASSETS               18,214,251       11,080,893


NET ASSETS
     Beginning of period                            240,943,849      229,862,956
                                                  -------------    -------------
     END OF PERIOD (including undistributed net
          investment income of $164 and $164,
          respectively)                             259,158,100      240,943,849
                                                  =============    =============


CHANGE IN SHARES
     Shares sold                                        825,736          762,032
     Shares issued on reinvestment of
          distributions                                 359,994          737,295
     Shares redeemed                                   (103,028)      (1,330,728)
                                                  -------------    -------------
     NET INCREASE                                     1,082,702          168,599
                                                  =============    =============





# Unaudited.






SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS


                        BUILDERS FIXED INCOME FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL
STATEMENTS AND NOTES THERETO APPEARING ELSEWHERE IN THIS SEMI-ANNUAL REPORT.

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

                                    Six Months
                                      Ended                         Year Ended December 31,
                                     June 30,    ---------------------------------------------------------
                                      2003 #         2002        2001       2000        1999       1998
                                   ----------    ---------------------------------------------------------
Net asset value,
  beginning of period              $    15.02    $    14.48  $    14.43  $   14.14  $    15.14  $    15.10
                                   ----------    ----------  ----------  ---------  ----------- ----------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income                    0.35          0.79        0.91       0.91        0.83        0.80
Net realized and unrealized
  gain (loss) on investments             0.11          0.54        0.05       0.29       (0.91)       0.15
                                   ----------    ----------  ----------  ---------  ----------- ----------
Total from investment operations         0.46          1.33        0.96       1.20       (0.08)       0.95
                                   ----------    ----------  ----------  ---------  ----------- ----------

LESS DISTRIBUTIONS:
From net investment income              (0.35)        (0.79)      (0.91)     (0.91)      (0.83)      (0.80)
From realized gain                       --            --          --         --         (0.09)      (0.11)
                                   ----------    ----------  ----------  ---------  ----------- ----------
Total distributions                     (0.35)        (0.79)      (0.91)     (0.91)      (0.92)      (0.91)
                                   ----------    ----------  ----------  ---------  ----------- ----------

Net asset value,
  end of period                    $    15.13    $    15.02  $    14.48  $   14.43  $    14.14  $    15.14
                                   ==========    ==========  ==========  =========  ==========  ==========

Total return                             3.07%+        9.47%       6.79%      9.00%      (0.58%)      6.48%

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of
  period (millions)                $   259.2     $   240.9   $   229.9   $  218.2   $   147.3   $   132.8

RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
Before fees waived/expenses
  recouped                               0.57%++       0.57%       0.57%      0.62%       0.65%       0.71%
After fees waived/expenses
  recouped                               0.57%++       0.58%       0.60%      0.60%       0.60%       0.60%

RATIO OF NET INVESTMENT
  INCOME TO AVERAGE NET ASSETS:
Before fees waived/expenses
  recouped                               4.63%++       5.42%       6.29%      6.47%       5.65%       5.25%
After fees waived/expenses
  recouped                               4.63%++       5.41%       6.26%      6.49%       5.70%       5.36%

Portfolio turnover rate                 28.63%+       85.82%      81.93%     50.93%      91.01%      39.39%

----------------
#  UNAUDITED.
+  NOT ANNUALIZED.
++ ANNUALIZED.










SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS


                        BUILDERS FIXED INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS AT JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

           Builders Fixed Income Fund, Inc. (the "Fund") was incorporated in the state of Maryland on June 13, 1997 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

           The Fund's investment objective is to provide current income. Under normal circumstances, the Fund invests at least 65% of its total assets in investment grade fixed income securities, including at least 30% of its net assets in mortgage-backed securities that are issued or guaranteed by Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") or Federal Home Loan Mortgage Corporation ("FHLMC") and secured by ProLoan mortgages on residential homes that are built by union labor ("ProLoan mortgage-backed securities"). The Fund may invest less than 30% of its net assets in ProLoan mortgage-backed securities for defensive purposes if sufficient ProLoan mortgage-backed securities have not been generated or if the Fund's subadviser determines that higher exposure to mortgage-backed securities could have a negative impact on the Fund's performance. The average credit rating of the Fund's entire portfolio is at least AA-/Aa3 as rated by S&P or Moody's, respectively, or the equivalent rating of another rating agency. Under normal circumstances, the Fund invests at least 65% of its total assets in fixed income securities rated at the time of purchase A-/A3 as ranked by S&P or Moody's, respectively, or, if unrated, determined to be of comparable quality by Principal Global Investors, LLC (the "Subadviser"). The Fund's average effective duration is within 30% of the duration of the Lehman Aggregate Bond Index.

           The Fund invests in different types of fixed income securities, including corporate bonds, zero coupon bonds and debentures, obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("government securities") and money market instruments. The Fund also may invest up to 65% of its net assets in mortgage-backed securities, collateralized mortgage obligations ("CMOs") and asset-backed securities.

           PROLOAN PROGRAM. The ProLoan program is a coordinated effort involving home builders, mortgage lenders and organized building trade unions. The Fund contracts with banks and other mortgage lenders to offer ProLoan mortgages to individuals whose homes are substantially union-built and newly constructed or substantially renovated. Capital Mortgage Management, Inc. (the "Manager") coordinates with home builders and local building trade unions to ensure that residential homes are built using trained union labor and, thus, are eligible to be included in the ProLoan program. ProLoan home mortgages offer qualified borrowers the opportunity to lock in interest rates for a period of up to 270 days to allow time for construction or renovation of the borrower's home. Borrowers pay the Fund a commitment fee to lock in the interest rate, which is refunded to the borrower at closing. This extended interest rate protection period is longer than the 45- to 60-day standard interest rate protection offered with respect to most ordinary home mortgages. The ProLoan program also allows borrowers to "float down" to a lower interest rate if interest rates decline after the borrower has locked in an interest rate on a ProLoan by paying a fee to the Fund. The ProLoan program currently is operating in the St. Louis, Missouri; Louisville, Kentucky; Milwaukee, Wisconsin; Chicago, Peoria, Springfield, and Southern Illinois metropolitan areas.

                        BUILDERS FIXED INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS AT JUNE 30, 2003 - (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

           The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The presentation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

           (a)       Investment Valuation

                     Bonds and other fixed-income securities (other than short-term securities) are valued at the mean of the closing bid and asked prices, on the basis of prices provided by an independent pricing service. Short-term securities maturing more than 60 days from the valuation date for which reliable quotations are readily available are valued at current market quotations as provided by an independent pricing service or principal market maker. Short-term securities maturing in 60 days or less are valued at amortized cost. Securities for which market quotations temporarily are unavailable from a pricing service are valued at a price supplied by the Fund's subadviser based on the average of the prices obtained by the subadviser from two independent broker-dealer firms (or the price provided by one firm, if only one is available), pursuant to procedures approved by the Board. Securities (including restricted securities) for which reliable market quotations are not readily available are valued at a price supplied by an independent pricing service or, if none is available, at a fair price determined by the Valuation Committee of the Board of Directors in consultation with the Fund's custodian and subadviser.

                     PROLOAN MORTGAGE PIPELINE. The Fund commits to acquire ProLoan mortgage-backed securities when such securities are issued, typically six months after the origination of the underlying ProLoans. This "pipeline" of mortgage commitments is valued at a price equal to the forward price of a six-month FNMA mortgage-backed security price as caclulated below. The Fund has a contractual agreement that allows it to assign ProLoan commitments to a third party at this price, and the Manager has determined that this price is equal to no more than fair market value. The Custodian shall use the following formula for determining the fair market value of the Fund's ProLoan pipeline : The Custodian calculates the weighted average coupon rate of mortgage commitments in the Fund's pipeline, based on a pipeline summary provided by the Manager. The Custodian next subtracts 0.625% from the average coupon rate, and rounds the rate down to the nearest half-percent. From this coupon rate, the Custodian subtracts the spread between the one- and three-month forward prices for a 30-year FNMA with an identical coupon rate, and then subtracts an additional 0.125%.

                     WHEN-ISSUED AND FORWARD COMMITMENTS. The Fund's commitment to acquire mortgage-backed securities originated through the ProLoan program constitute "when-issued" commitments. When the Fund agrees to acquire securities on a when-issued basis, its custodian will segregate cash or other liquid assets equal to or greater than the amount of the commitment.

                        BUILDERS FIXED INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS AT JUNE 30, 2003 - (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

                     The value of the securities underlying the when-issued commitment, and any subsequent fluctuations in their value, will be taken into account when determining the Fund's net asset value starting on the day that the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to acquire until they are paid for and delivered on the settlement date. When the Fund engages in when-issued transactions, it relies on the other party to consummate the trade. Failure of that party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous. The Fund will make commitments to acquire securities on a when-issued basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In those cases, the Fund may realize a gain or loss. Under normal circumstances, the Fund does not intend to commit more than 33 1/3% of its total assets to these commitments.

                     If deemed advisable as a matter of investment strategy, the Fund may sell Proloans it has committed to purchase before those securities are delivered to the Fund on the settlement date. Procedures of segregation of assets to cover these sales will follow the "Procedures for Segregating Securities For When-Issued Commitments".


           (b)       Federal Income and Excise Taxes

                     The Fund intends to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required.

                     For federal income tax purposes, the Fund has a net capital loss carryforward of $6,529,746

                                   Expiring
                                   --------
                                     2007                 $   356,766
                                     2008                 $ 4,090,345
                                     2010                 $ 2,082,635

           (c)       Distributions to Shareholders

           Dividends from net investment income are declared daily and paid monthly. Distributions of net realized gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Fund periodically makes reclassifications among certain of its capital accounts as a result of the recognition and characterization of distributions to shareholders determined annually in accordance with federal tax regulations which may differ from GAAP.

                        BUILDERS FIXED INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS AT JUNE 30, 2003 - (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------


           (d)       Other

                     Investment transactions are accounted for on the trade date. The Fund uses the identified cost method for determining realized gain or loss on investments. Interest income is recognized on an accrual basis.


NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

           (a)       Management Fee

                     The Fund has a Management Agreement with the Manager, to provide or oversee all administrative, investment advisory and portfolio management services to the Fund. Under the terms of this agreement, the Fund will pay the Manager an annual fee as follows: 0.15% of the first $300 million of the Fund's average daily net assets; and 0.13% of average daily net assets in excess of $300 million. The fee is accrued daily and payable monthly.

           (b)       Subadviser Fee

                     The Manager has entered into an Investment Subadvisory Agreement with Principal Global Investors, LLC. At the direction of the Manager, the Fund will pay the Subadviser a monthly fee equal to an annual rate of 0.165% of its average daily net assets.

           (c)       Administration Fee

                     The Fund has entered into an Administration Agreement with U.S. Bancorp Fund Services, LLC (formerly Investment Company Administration, LLC) (the "Administrator") to supervise the overall administration of the Fund including, among other responsibilities, the preparation and filing of all documents required for compliance by the Fund with applicable laws and regulations, arranging for the maintenance of books and record of the Fund, and supervising other organizations that provide services to the Fund. The Fund pays the Administrator an annual fee of $50,000 for average daily net assets up to $150 million and 0.05% for average daily net assets greater than $150 million, payable monthly.

           (d)       Distribution Coordinator and Distribution Plan

                     Pursuant to Rule 12b-1 under the 1940 Act, the Fund has adopted an Amended and Restated Distribution Plan (the "Plan"). Under the Plan, the Fund is authorized to pay the Manager, as Distribution Coordinator, effective November 1, 1999, an annual rate of 0.10% of the Fund's average daily net assets, payable monthly, to compensate the Distribution Coordinator for distribution and shareholder service activities. The Distribution Coordinator has agreed to limit the Fund's total operating expenses to 0.60% per annum of the Fund's average daily net assets through December 31, 2003. The Fund will reimburse the Distribution Coordinator for such expenses incurred in the previous three year period to the extent that the reimbursement does not cause the Fund's operating expenses to exceed the 0.60% expense limitation.

                        BUILDERS FIXED INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS AT JUNE 30, 2003 - (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------


                     As of June 30, 2003, there is no cumulative unreimbursed amount paid and/or waived by the Distribution Coordinator on behalf of the Fund.

                     Additionally, the Plan authorizes the Distribution Coordinator to enter into agreements with service providers. Accordingly, during 2000, the Distribution Coordinator has entered into agreements with Principal Life Insurance Company and Delaware Charter Guarantee & Trust Company, conducting business as Trustar Retirement Services, (collectively referred to as the "Service Providers") in which the Service Providers will provide certain distribution and shareholder services to certain plan sponsors and participants. At the direction of the Distribution Coordinator, the Fund's Administrator will pay the Service Providers a monthly fee equal to the average aggregate amount invested in each month in the Fund by plans whose plan participants receive services provided by the Service Providers at an annual rate of 0.10%.

           (e)       Officers and Directors

                     Certain officers and directors of the Fund are also officers and directors of the Manager, Distribution Coordinator and Administrator. Directors who are not "interested persons" of the Fund, as defined by the 1940 Act, receive from the Fund as compensation an annual fee of $2,000 each and are reimbursed for any expenses incurred in attending meetings.


NOTE 4 - PURCHASES AND SALES OF SECURITIES

           The cost of purchases and the proceeds from the sale of securities, excluding short-term investments for the six months ended June 30, 2003, were as follows:

                   Purchases                             $ 84,370,642
                   Sales                                 $ 78,338,486


NOTE 5 - SHORT SALES

           The Fund may engage in short sales against the box, which involve selling a security that the Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. The Fund may enter into a short sale to hedge against anticipated declines in the market price of ProLoan mortgage-backed securities or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. If the price declines during this period, the Fund will realize a short-term capital gain. Although the Fund's gain is limited by the price at which it sold the security short, its potential loss is unlimited.

                        BUILDERS FIXED INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS AT JUNE 30, 2003 - (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

           The short sale holdings at June 30, 2003 are as follows:

              PRINCIPAL                                           NET UNREALIZED
               AMOUNT          SECURITY                VALUE       APPRECIATION
           ---------------------------------------------------------------------

            $30,000,000   FNMA TBA, 5.00%,
                              07/14/03              $30,487,500      $114,062

NOTE 6 - INCOME TAX INFORMATION

           As of June 30, 2003, the components of distributable earnings on a tax basis were as follows:
                                                                      Amounts
                                                                   ------------
           COST OF INVESTMENTS FOR TAX PURPOSES                    $289,591,943
                                                                   ------------
           Gross tax unrealized appreciation                         15,061,307
           Gross tax unrealized depreciation                         (1,510,743)
                                                                   ------------

           Net tax unrealized appreciation on investments           $13,550,564
                                                                   ============


                        BUILDERS FIXED INCOME FUND, INC.


DIRECTOR AND OFFICER INFORMATION
-----------------------------------------------------------------------------------------------------------------------------------
                                                       INDEPENDENT DIRECTORS
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                               # OF PORTFOLIOS
                            POSITION(S)    TERM OF OFFICE                                      IN FUND COMPLEX
                            HELD WITH      AND LENGTH OF    PRINCIPAL OCCUPATION(S)            OVERSEEN BY      OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE       THE COMPANY    TIME SERVED      DURING PAST FIVE YEARS             DIRECTOR         HELD BY DIRECTOR
--------------------------- -------------- ---------------- ---------------------------------- --------------- --------------------
Dan Mulligan (53)            Independent     Life Term;     Member of United Brotherhood of          1                 None
2290 S. Illnois Street       Director        5 years        Carpenters and Joiners of America
Belleville, IL 62220                                        (1975-present); Director of
                                                            Organizing for the Southern
                                                            Illinois District Council
                                                            (1987-present); 3rd
                                                            Vice-President of the 12th
                                                            Congressional District AFL-CIO
                                                            C.O.P.E. (1995-present);
                                                            Trustee of the Southern Illinois
                                                            Health and Welfare Fund
                                                            (1998-present); President of
                                                            S.I.D.C. Local 1997
                                                            (1985-present).
--------------------------- -------------- ---------------- ---------------------------------- --------------- --------------------
James D. Slebiska (58)       Independent    Life Term;       Fifth District General Executive           1       Fifth District
4281 NE 38th Street          Director       4 years          Board  Member, United Brotherhood                  General Executive
Des Moines, IA  50317                                        of Carpenters (Oct. 1969-present).                 Board, United
                                                                                                                Brotherhood of
                                                                                                                Carpenters
--------------------------- -------------- ---------------- ---------------------------------- --------------- --------------------
Joseph A. Montanaro (64)     Independent    Life Term;       Executive Director, Directed Account       1       None
3221 McKelvey Road,          Director       5 years          Plan (formerly TWA Pilots DAP 401(k)),
Suite 105                                                    (July 1993 - present) and Chairman of
Bridgeton, MO 63044                                           Investment Committee (Oct. 1991 - July
                                                              1993); Co-Trustee, TWA Flight
                                                              Engineers Trust Plan (1976 - Oct.
                                                              1991).
--------------------------- -------------- ---------------- ---------------------------------- --------------- --------------------
 Dennis F. Penkalski (60)    Independent    Life Term;       Retired (August 2001-present); Former     1        None
 W 27558840 Hidden Lake Dr.  Director       2 years          Executive Secretary, Treasurer
 Mukwonago, WI 53149                                         (1995-2001) Milwaukee & Southern
                                                              Wisconsin Regional Council of
                                                               Carpenters
--------------------------- -------------- ---------------- ---------------------------------- --------------- --------------------
Leonard Terbrock (69)        Independent    Life Term;       Retired (1993-present); Former            1        Catholic Charities
5 Mary Rose                  Director       5 years          Executive Secretary and Treasurer,                 since 1992
Hazelwood, MO 63042                                          Carpenters' District Council of
                                                             Greater St. Louis (1986-1993) and
                                                             Assistant Executive Secretary and
                                                             Treasurer (1981-1986); Director,
                                                             Catholic Charities (1992-present);
                                                             Director, St. Louis Regional Commerce
                                                             and Growth Association (1990-1993);
                                                             Director, Sold on St. Louis
                                                             (1988-1993); Committee Chairman,
                                                             United Way (1970-1993).
----------------------------- -------------- --------------------------------------------------------- ----------------- -----------

                                      -33-




                        BUILDERS FIXED INCOME FUND, INC.


DIRECTOR AND OFFICER INFORMATION - (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                   INTERESTED DIRECTORS & OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                               # OF PORTFOLIOS
                            POSITION(S)    TERM OF OFFICE                                      IN FUND COMPLEX
                            HELD WITH      AND LENGTH OF    PRINCIPAL OCCUPATION(S)            OVERSEEN BY     OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE       THE COMPANY    TIME SERVED      DURING PAST FIVE YEARS             DIRECTOR        HELD BY DIRECTOR
--------------------------- -------------- ---------------- ---------------------------------- --------------- --------------------
John W. Stewart* (44)       Chairman,       Life Term;      President, Capital Mortgage               1                 None
218 Henry Road              President,      5 years         Management, Inc. (July
Manchester, MO 63011        Treasurer and                   1997-Present); Controller/System
                            Secretary                       Administrator, Carpenters'
                                                            District Council of Greater St.
                                                            Louis (August 1988-July 1997)
--------------------------- -------------- ---------------- ---------------------------------- --------------- --------------------
Terry Nelson* (62)           Director       Life Term;      Executive Secretary and                   1         United Way since
1401 Hampton Avenue                         5 years         Treasurer, Carpenters' District                     1993
St. Louis, MO 63139                                         Council of Greater St. Louis
                                                            (Aug. 1993-present); Managing
                                                            Trustee, Carpenters' District
                                                            Council of Greater St. Louis
                                                            pension fund, health and
                                                            welfare fund and vacation
                                                            fund (Aug. 1993-present);
                                                            Business Representative,
                                                            Carpenters' District Council of
                                                            Greater St. Louis
                                                            (1981-Aug. 1993)
--------------------------- -------------- ---------------- ---------------------------------- --------------- --------------------
Douglas J. McCarron *(52)     Director     Oct. 1997 -      General President, United                 1         Chairman, Carpenters
101 Constitution Ave., N.W.                Jul. 2003        Brotherhood of Carpenters and                       Southern California
Washington, D.C.  2001                                      Joiners of America (Nov.                            Administrative
                                                            1995-present) and General Second                    Corporation;
                                                            Vice President (1992-1995);                         Co-Chairman,
                                                            President, Southern California                      Carpenters Joint
                                                            Conference of Carpenters                            Apprenticeship and
                                                            (1995-present) and Secretary                        Training Committee
                                                            Treasurer (1987-1995); President                    Fund for Southern
                                                            and Chairman, 999 Office Builder                    California;
                                                            Corporation; Chairman, Carpenters                   Chairman, Carpenters
                                                            Health and Welfare Trust for                        Pension Trust for
                                                            Southern California; Chairman, 13                   Southern California;
                                                            County Carpenters Vacation,                         Chairman, Carpenters
                                                            Savings and Holiday plan;                           National Health and
                                                            Co-Chairman, Carpenters' Trusts                     Welfare Fund;
                                                            for Southern California;                            Chairman, Carpenter
                                                            President and Chairman, Inland                      Canadian Local
                                                            Empire Hotel Corporation,                           Unions and Councils
                                                            President, RPS Resort                               Pension Fund and the
                                                            Corporation; President and                          General Officers and
                                                            Chairman, Santa Nella Hotel                         Representatives
                                                            Corporation; President, THMI                        Pension Fund;
                                                            Motel Corporation.                                  Chairman, UBC
                                                                                                                Pension Fund,
                                                                                                                General Office
                                                                                                                Employees Retirement
                                                                                                                Plan, Retirees
                                                                                                                Health and Welfare
                                                                                                                Fund and
                                                                                                                Apprenticeship and
                                                                                                                Training Fund;
                                                                                                                Director, Works
                                                                                                                Partnership.


--------------------------------------------------------------------------------

Mr. Stewart is an "interested person" of the Fund, as defined in the Investment Company Act of 1940, due to his position as President of the Fund's Manager. Messrs. Nelson and McCarron may be deemed to be interested persons of the Fund due to their positions as Trustees of pension funds that own, in the aggregate, more than 5% of the Fund's shares.

================================================================================
                                    Manager
                       CAPITAL MORTGAGE MANAGEMENT, INC.
                                 218 Henry Road
                           Manchester, Missouri 63011

                                   Subadviser
                        PRINCIPAL GLOBAL INVESTORS, LLC
                                801 Grand Avenue
                             Des Moines, Iowa 50392

                                  Distributor
                            QUASAR DISTRIBUTORS, LLC
                            615 East Michigan Street
                              Milwaukee, WI 53202

                                   Custodian
                                 UMB BANK, N.A.
                              928 Grand Boulevard
                          Kansas City, Missouri 64106

                                 Transfer Agent
                          UNIFIED FUND SERVICES, INC.
                                 P.O. Box 6110
                          Indianapolis, IN 46206-6110
                                 (877) 923-5626

                                 Legal Counsel
                              THOMPSON COBURN LLP
                              One U.S. Bank Plaza
                              St. Louis, MO 63101

                                    Auditors
                             DELOITTE & TOUCHE LLP
                          One City Centre, 22nd Floor
                              St. Louis, MO 63101

================================================================================

THIS REPORT IS INTENDED FOR THE SHAREHOLDERS OF THE BUILDERS FIXED INCOME FUND, INC. AND MAY NOT BE USED AS SALES LITERATURE UNLESS PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

PAST PERFORMANCE RESULTS SHOWN IN THIS REPORT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE. SHARE PRICE AND RETURNS WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. STATEMENTS AND OTHER INFORMATION HEREIN ARE DATED AND ARE SUBJECT TO CHANGE.


ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Based on his evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's President and Treasurer have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(A) ANY CODE OF ETHICS OR AMENDMENT THERETO. Not applicable to semi-annual reports for periods ending before July 15, 2003.

(B) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002. Filed herewith.

(C) CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002. Furnished herewith.

SIGNATURES

           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


           (Registrant) BUILDERS FIXED INCOME FUND, INC.

           By (Signature and Title)   /S/ JOHN W. STEWART
                                     -------------------------------------------
                                     John W. Stewart, President

           Date     September 4, 2003
                  --------------------------------------------------------------


           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

           By (Signature and Title)*    /S/ JOHN W. STEWART
                                    --------------------------------------------
                                      John W. Stewart, President and Treasurer

           Date     September 4, 2003
               -----------------------------------------------------------------